Long-Duration Insurance Contracts Relating to Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2024
Insurance [Abstract]
Schedule of Liability For Future Policy Benefits Including Deferred Profit Liabilities
The following table presents the effect on the liability for future policy benefits (including deferred profit liabilities) as of the transition date, using the modified retrospective transition approach.

	Millions of yen
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Total
Balance at March 31, 2021	¥610,877	¥493,558	¥48,259	¥1,152,694

Effect of change in discount rates *	22,686	52,967	(46,716)	28,937

Balance at April 1, 2021	¥633,563	¥546,525	¥1,543	¥1,181,631

*	The impact on the liability for future policy benefits is due to the difference in the discount rates used before and after the adoption of LDTI.

Schedule of Reconciliation of Liability For Future Policy Benefits
The following tables present balances of and changes in the liability for future policy benefits as of and for the fiscal year ended March 31, 2022.

	Millions of yen
	March 31, 2022
Present value of expected net premiums	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Balance at April 1, 2021	¥909,868	¥1,377,265	¥366,081

Beginning balance at original discount rate	843,892	1,261,182	355,835

Effect of changes in cash flow assumptions	21,353	28,690	662
Effect of actual variances from expected experience	2,351	1,414	(209)

Adjusted beginning balance	867,596	1,291,286	356,288

Issuances	82,105	86,304	77,532
Interests	12,490	19,412	9,263
Net premium earned	(96,605)	(114,874)	(49,290)
Actual variances from cash flow assumptions	(299)	(652)	(8)
Derecognition	7,285	3,901	2,610
Effect of changes in foreign exchange rate	0	0	41,684

Ending balance at original discount rate	872,572	1,285,377	438,079

Effect of changes in discount rates	54,338	95,576	(15,326)

Balance at March 31, 2022	¥926,910	¥1,380,953	¥422,753

	Millions of yen
	March 31, 2022
Present value of expected future policy benefits	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Balance at April 1, 2021	¥1,526,258	¥1,877,906	¥366,081

Beginning balance at original discount rate	1,437,596	1,708,857	402,552

Effect of changes in cash flow assumptions	22,525	29,515	626

Adjusted beginning balance	1,460,121	1,738,372	403,178

Issuances	82,105	86,304	77,532
Interests	23,867	27,677	11,125
Insurance claims paid	(42,897)	(65,052)	(1,631)
Actual variances from cash flow assumptions	(12,698)	(6,083)	(329)
Derecognition	24,520	12,773	2,533
Effect of changes in foreign exchange rate	0	0	51,096

Ending balance at original discount rate	1,535,018	1,793,991	543,504

Effect of changes in discount rates	56,250	128,012	(106,040)

Balance at March 31, 2022	¥1,591,268	¥1,922,003	¥437,464

Net liability for future policy benefits	¥664,358	¥541,050	¥14,711
Deferred profit liabilities	26,173	54,801	7,573

Subtotal	690,531	595,851	22,284

Less: Reinsurance recoverable	210	0	0

The liability for future policy benefits, after reinsurance recoverable	¥690,321	¥595,851	¥22,284

The following tables present balances of and changes in the liability for future policy benefits as of and for the fiscal year ended March 31, 2023 and 2024.

	Millions of yen
	March 31, 2023			March 31, 2024
Present value of expected net premiums	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥926,910	¥1,380,953	¥422,753	¥894,537	¥1,389,063	¥374,951

Beginning balance at original discount rate	872,572	1,285,377	438,079	865,333	1,338,398	409,847

Effect of changes in cash flow assumptions	126	48,389	(6,975)	(6,213)	3,634	2,106
Effect of actual variances from expected experience	2,495	22,851	(1,957)	1,418	2,865	(2,531)

Adjusted beginning balance	875,193	1,356,617	429,147	860,538	1,344,897	409,422

Issuances	76,519	83,982	22,660	94,169	52,510	43,378
Interests	11,715	18,762	10,966	10,840	18,439	12,405
Net premium earned	(101,554)	(117,670)	(60,198)	(106,300)	(119,416)	(61,594)
Actual variances from cash flow assumptions	(385)	(710)	(1,274)	(550)	(862)	(1,222)
Derecognition	3,845	(2,583)	(33,441)	262	(6,423)	(32,681)
Effect of changes in foreign exchange rate	0	0	41,987	0	0	54,478

Ending balance at original discount rate	865,333	1,338,398	409,847	858,959	1,289,145	424,186

Effect of changes in discount rates	29,204	50,665	(34,896)	14,079	17,574	(34,522)

Ending balance	¥894,537	¥1,389,063	¥374,951	¥873,038	¥1,306,719	¥389,664

	Millions of yen
	2023			2024
Present value of expected future policy benefits	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥1,591,268	¥1,922,003	¥437,464	¥1,571,886	¥1,918,462	¥387,073

Beginning balance at original discount rate	1,535,018	1,793,991	543,504	1,598,009	1,887,744	573,616

Effect of changes in cash flow assumptions	1,506	53,098	(6,296)	(7,962)	4,600	1,782

Adjusted beginning balance	1,536,524	1,847,089	537,208	1,590,047	1,892,344	575,398

Issuances	76,519	83,982	22,660	94,169	52,510	43,378
Interests	24,023	27,839	14,552	23,981	28,159	17,649
Insurance claims paid	(45,075)	(96,364)	(13,370)	(52,161)	(70,513)	(17,757)
Actual variances from cash flow assumptions	(12,376)	20,178	9,002	(11,644)	(7,465)	11,794
Derecognition	18,394	5,020	(47,189)	13,751	695	(49,973)
Effect of changes in foreign exchange rate	0	0	50,753	0	0	78,728

Ending balance at original discount rate	1,598,009	1,887,744	573,616	1,658,143	1,895,730	659,217

Effect of changes in discount rates	(26,123)	30,718	(186,543)	(92,266)	(51,131)	(212,136)

Ending balance	¥1,571,886	¥1,918,462	¥387,073	¥1,565,877	¥1,844,599	¥447,081

Net liability for future policy benefits	¥677,349	¥529,399	¥12,122	¥692,839	¥537,880	¥57,417
Deferred profit liabilities	35,770	61,668	15,578	47,068	68,539	26,930

Subtotal	713,119	591,067	27,700	739,907	606,419	84,347

Less: Reinsurance recoverable	215	0	0	211	0	0

The liability for future policy benefits, after reinsurance recoverable	¥712,904	¥591,067	¥27,700	¥739,696	¥606,419	¥84,347

Schedule of Policy Liabilities And Policy Account Balances In Statement of Financial Position
The following table provides the breakdown of the policy liabilities and policy account balances recorded in the consolidated balance sheets as of March 31, 2022:

Millions of yen
March 31, 2022
Yen-denominated insurance
(First Sector)	¥690,321

Yen-denominated insurance (Third Sector)	595,851
Foreign currency denominated insurance	22,284

Subtotal	1,308,456

Policy account balances for variable annuity and variable life insurance contracts and market risk benefits	198,905
Fixed annuities and annuitization benefits	193,322
Others *	212,015

Total	¥1,912,698

*	Others include unearned premiums and liabilities for unpaid claims.
The following tables provide the breakdown of the policy liabilities and policy account balances recorded in the consolidated balance sheets as of March 31, 2023 and 2024:

	Millions of yen
	2023	2024
Yen-denominated insurance (First Sector)	¥712,904	¥739,696
Yen-denominated insurance (Third Sector)	591,067	606,419
Foreign currency denominated insurance	27,700	84,347

Subtotal	1,331,671	1,430,462

Policy account balances for variable annuity and variable life insurance contracts and market risk benefits	163,734	167,207
Fixed annuities and annuitization benefits	158,952	138,419
Others*	177,700	156,422

Total	¥1,832,057	¥1,892,510

*	Others include unearned premiums and liabilities for unpaid claims.

Schedule of Liability For Future Policy Benefit Expected Future Policy Benefit Undiscounted Before Reinsurance
The amount of undiscounted and discounted expected future gross premiums and expected future policy benefits and expenses as of March 31, 2023 and 2024 are as follows:

	Millions of yen
	2023		2024
	Undiscounted	Discounted	Undiscounted	Discounted
Yen-denominated insurance (First Sector)
Expected future gross premiums	¥1,538,107	¥1,429,503	¥1,525,071	¥1,395,370
Expected future policy benefits and expenses	2,291,205	1,571,886	2,378,836	1,565,877

Yen-denominated insurance (Third Sector)
Expected future gross premiums	2,695,239	2,388,386	2,590,963	2,242,701
Expected future policy benefits and expenses	2,578,630	1,918,462	2,583,535	1,844,599

Foreign currency denominated insurance
Expected future gross premiums	626,411	492,588	685,134	535,943
Expected future policy benefits and expenses	1,097,567	387,073	1,300,018	447,081

Schedule of Liability For Future Policy Benefit Gross Premiums And Interest Expense
The amounts of gross premiums and interest expense recognized in the consolidated statement of income for the fiscal year ended March 31, 2022, 2023 and 2024 are as follows:

	Millions of yen
	Fiscal Year ended March 31, 2022		Fiscal Year ended March 31, 2023		Fiscal Year ended March 31, 2024
	Gross premiums	Interest expense	Gross premiums	Interest expense	Gross premiums	Interest expense
Yen-denominated insurance (First Sector)	¥158,477	¥11,376	¥162,667	¥12,309	¥168,805	¥13,142
Yen-denominated insurance (Third Sector)	207,553	8,265	208,640	9,077	205,787	9,720
Foreign currency denominated insurance	61,317	1,862	77,369	3,585	82,332	5,243

Total	¥427,347	¥21,503	¥448,676	¥24,971	¥456,924	¥28,105

Schedule of Liability For Future Policy Benefit, Weighted Average Discount Rates
The weighted average discount rates for the liability for future policy benefits as of March 31, 2023 and 2024 are as follows:

	Weighted average rate
	2023	2024
Yen-denominated insurance (First Sector)
Weighted average of the original discount rates	1.6%	1.7%
Weighted average of the current discount rates	1.9	2.1

Yen-denominated insurance (Third Sector)
Weighted average of the original discount rates	1.7	1.7
Weighted average of the current discount rates	1.8	2.1

Foreign currency denominated insurance
Weighted average of the original discount rates	2.9	3.1
Weighted average of the current discount rates	5.2	5.5

Schedule of Liability For Future Policy Benefit, Weighted Average Duration
The weighted average duration of the liability for future policy benefit as of March 31, 2023 and 2024 are as follows:

	Years
	2023	2024
Yen-denominated insurance (First Sector)	37.9	36.4
Yen-denominated insurance (Third Sector)	36.8	34.7
Foreign currency denominated insurance	40.7	36.9

Schedule of Deferred Policy Acquisition Costs
The following tables present balances of and changes in the deferred policy acquisition costs as of and for the fiscal year ended March 31, 2023 and 2024:

	Millions of yen
	2023				2024
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Total	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Total
Beginning balance	¥74,676	¥159,041	¥35,243	¥268,960	¥77,957	¥166,696	¥42,726	¥287,379

Capitalization	8,682	16,795	5,725	31,202	10,285	12,855	7,120	30,260
Amortization	(5,401)	(9,140)	(1,779)	(16,320)	(5,901)	(9,970)	(2,301)	(18,172)
Effect of changes in foreign exchange rate	0	0	3,537	3,537	0	0	6,267	6,267

Ending balance	¥77,957	¥166,696	¥42,726	¥287,379	¥82,341	¥169,581	¥53,812	¥305,734

Schedule of Minimum Guaranteed Interest Rates
The following table presents policyholder account balances for fixed annuity and annuitization benefits by range of minimum guaranteed interest rates as of March 31, 2023 and 2024.

	Millions of yen
	2023	2024
Range of minimum guaranteed interest rates	Minimum guarantees	Minimum guarantees
0.00% - less than 1.50%	¥152,259	¥131,328
1.50% - less than 2.50%	6,644	7,091
2.50% or more	49	0

Total	¥158,952	¥138,419

Schedule of Balances of Policy Account
The following table provides information about fixed annuity and annuitization benefits for the fiscal year ended March 31, 2023 and 2024.

	Millions of yen
	2023	2024
Beginning balance	¥193,322	¥158,952

Transfer in	17,223	10,249
Surrenders and partial surrenders	(58)	(71)
Benefit payments and lump sum payments, etc.	(50,956)	(31,179)
Policy charges	(262)	(229)
Transfer out	(409)	(290)
Interests	1,209	1,023
Others	(1,117)	(36)

Ending balance	¥158,952	¥138,419

	2023	2024
Weighted average guaranteed interest rate (%)	0.7	0.7
Benefits in excess of policyholder account balances (Millions of yen)	¥1	¥1
Cash surrender value (Millions of yen)	152,578	132,411

Schedule of Policy Account Balance And Market Risk Benefits
The following table provides information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for the fiscal year ended March 31, 2023 and 2024:

	Millions of yen
	2023	2024
Beginning balance	¥198,905	¥163,734

Effect of changes other than through net income and other comprehensive income	(28,754)	(26,997)
Surrenders and withdrawals	(4,083)	(7,641)
Transfer in	(14,093)	(7,891)
Benefit payments	(10,762)	(11,434)
Others	184	(31)

Changes through net income	(6,343)	30,205
Effect of changes in fair value of corresponding investment assets	(2,347)	40,846
Fee income	(3,938)	(3,750)
Effect of changes in fair value of market risk benefits	(58)	(6,891)

Changes through other comprehensive income	(74)	265
Effect of changes in the instrument-specific credit risk	(74)	265

Ending balance	¥163,734	¥167,207

	Millions of yen
	2023	2024
Policyholder account balances	¥157,399	¥167,496
Market risk benefits	6,335	(289)

Total	¥163,734	¥167,207